                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Limited Maturity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                  Amount($)
                                                                                  or Shares      Value($)
                                                                                -----------     -----------
U.S. Government and Government Agency Obligations (43.7%)
Federal Home Loan Mortgage Corp. (8.1%)

Pool #C01188, 7.00%, 6/1/31                                                         232,673         241,506
Pool #C75371, 6.00%, 1/1/33                                                         505,042         510,989
Pool #C90893, 5.50%, 4/1/25                                                         647,784         646,321
Pool #C90909, 5.50%, 7/1/25                                                         669,010         667,498
                                                                                                -----------
                                                                                                  2,066,314
                                                                                                -----------
Federal National Mortgage Association (24.4%)

Pool #254693, 5.50%, 4/1/33                                                       1,492,025       1,479,242
Pool #535063, 6.50%, 12/1/14                                                        250,913         257,771
Pool #535933, 6.50%, 5/1/31                                                         172,616         177,332
Pool #593187, 7.00%, 11/1/31                                                        514,398         534,811
Pool #735060, 6.00%, 11/1/34                                                        978,721         988,699
Pool #735224, 5.50%, 2/1/35                                                         375,649         372,430
Pool #740686, 6.50%, 10/1/33                                                        609,864         626,635
Pool #770415, 5.00%, 4/1/34                                                       1,312,678       1,270,934
Pool #781560, 4.49%, 10/1/34, (a)                                                   484,476         478,672
                                                                                                -----------
                                                                                                  6,186,526
                                                                                                -----------
U.S. Treasury Notes (11.2%)

4.25%, 11/30/07                                                                   1,450,000       1,442,863
4.875%, 2/15/12                                                                     250,000         254,580
4.00%, 2/15/15                                                                      940,000         902,400
4.50%, 11/15/15                                                                     260,000         259,401
                                                                                                -----------
                                                                                                  2,859,244
                                                                                                -----------
Total U.S. Government and Government Agency Obligations (Cost $11,111,468)                       11,112,084
                                                                                                -----------

Corporate Obligations (27.3%)
Auto Manufacturers (1.5%)

DaimlerChrysler North American Holdings, 4.05%, 6/4/08                              400,000         388,842
                                                                                                -----------
Banks (1.2%)

Sovereign Bank, 5.125%, 3/15/13                                                     300,000         292,586
                                                                                                -----------
Electric (1.0%)

Progress Energy, Inc., 4.88%, 11/14/08, (a)                                         250,000         250,005
                                                                                                -----------
Finance (8.5%)

American General Finance Corp., 4.875%, 5/15/10                                     500,000         493,277

Ford Motor Credit Corp., 5.80%, 1/12/09                                             475,000         430,971

General Motors Acceptance Corp., 4.50%, 7/15/06 (c)                                 250,000         247,538

General Motors Acceptance Corp., 4.375%, 12/10/07                                   500,000         460,991

Met Life Global Funding I, 4.50%, 5/5/10, (b)                                       350,000         341,864

Residential Capital Corp., 6.125%, 11/21/08                                         200,000         202,040
                                                                                                -----------
                                                                                                  2,176,681
                                                                                                -----------
Media (3.7%)

Time Warner Entertainment, 8.875%, 10/1/12                                          550,000         637,373

Tribune Co., 4.875%, 8/15/10                                                        300,000         291,508
                                                                                                -----------
                                                                                                    928,881
                                                                                                -----------
Pharmaceuticals (1.3%)

American Home Products, 6.95%, 3/15/11                                              300,000         322,815
                                                                                                -----------
Retail (3.4%)

Fred Meyer, Inc., 7.45%, 3/1/08                                                     350,000         364,053

May Department Stores Co., 5.75%, 7/15/14                                           500,000         506,656
                                                                                                -----------
                                                                                                    870,709
                                                                                                -----------
Telecommunications (4.5%)

AT&T, Inc., 5.10%, 9/15/14                                                          400,000         387,805

Comcast Corp., 4.95%, 6/15/16                                                       400,000         371,724

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                                         400,000         399,103
                                                                                                -----------
                                                                                                  1,158,632
                                                                                                -----------
Transportation (2.2%)

Burlington Northern Santa Fe Railway Co., 4.83%, 1/15/23                            279,656         273,697

Union Pacific Railroad, 5.08%, 1/2/29                                               299,958         293,559
                                                                                                -----------
                                                                                                    567,256
                                                                                                -----------
Total Corporate Obligations (Cost $7,082,442)                                                     6,956,407
                                                                                                -----------
Collateralized Mortgage Obligations (18.4%)

Banc of America Commercial Mortgage,                                                227,000         226,042
Inc. Series 2005-6, Class AM, 5.18%, 9/10/47

Citigroup Mortgage Loan Trust, Inc.                                                 377,533         375,094
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Commercial Mortgage Pass-Through                                                    299,938         299,925
Certificate Series 2005-FL11, Class A1,
4.62%, 11/15/17, (a) (b)

Countrywide Alternative Loan Trust                                                  670,944         659,830
Series 2004-30CB, Class 3A1, 5.00%, 2/25/20

Countrywide Home Loans Series                                                       460,799         460,155
2005-HYB8, Class 2A1, 5.41%,
12/20/35, (a)

Freddie Mac Remic Series R004, Class AL, 5.125%, 12/15/13                           600,000         596,747

Freddie Mac Series 2962, Class CJ, 5.50%, 11/15/23                                  593,064         596,590

Greenwich Capital Commercial Funding                                                360,000         359,578
Corp. Series 2005-GG5, Class A2,
5.12%, 4/10/37

JP Morgan Chase Commercial Mortgage                                                 325,000         324,882
Securities Corp. Series 2005-LDP5,
Class AM, 5.22%, 12/15/44

LB-UBS Commercial Mortgage Trust                                                    300,000         301,488

Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series 2006-T21, Class A4, 5.16%, 10/12/52                 330,000         331,803

Nomura Asset Acceptance Corp. Series 2006-AP1, Class A2, 5.515%, 2/25/36            150,000         149,998
                                                                                                -----------

Total Collateralized Mortgage Obligations (Cost $4,709,412)                                       4,682,132
                                                                                                -----------

Asset Backed Securities (9.1%)

Asset Backed Funding Certificates Series 2003-AHL1, Class A1, 3.68%, 3/25/33        442,051         426,568

Capital Auto Receivables Asset Trust Series 2003-2, Class A4A, 1.96%, 1/15/09       400,000         394,302

Carmax Auto Owner Trust Series 2004-2, Class A3, 3.00%, 9/15/08                     500,000         493,497

Chase Issuance Trust 2005, Class A8, 4.51%, 10/15/12, (a)                           500,000         500,182

DaimlerChrysler Auto Trust Series 2005-B, Class A3, 4.04%, 9/8/09                   500,000         494,070
                                                                                                -----------

Total Asset Backed Securities (Cost $2,327,606)                                                   2,308,619
                                                                                                -----------

Investment Companies (4.4%)

HSBC Investor Money Market Fund Class Y Shares *                                  1,130,678       1,130,678
                                                                                                -----------

Total Investment Companies (Cost $1,130,678)                                                      1,130,678
                                                                                                -----------

Securities Held as Collateral for Securities on Loan (1.0%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                  252,500         252,500
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $252,500)                                                              252,500
                                                                                                -----------

Total Investments (Cost $26,614,106) - 103.9%                                                    26,442,420
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)   All or a portion of the security was on loan as of January 31, 2006.

*     Investment in affiliate.

See notes to Schedules of Portfolio Investments.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                 Amount($)
                                                                                 or Shares        Value($)
                                                                                -----------     -----------
U.S. Government and Government Agency Obligations (38.0%)
Federal Home Loan Mortgage Corp. (10.3%)

Pool #C00368, 8.50%, 10/1/24                                                         39,593          42,976
Pool #C00922, 8.00%, 2/1/30                                                         272,069         290,331
Pool #C54447, 7.00%, 7/1/31                                                          39,954          41,470
Pool #C60712, 6.50%, 11/1/31                                                        663,291         680,789
Pool #C80387, 6.50%, 4/1/26                                                          40,768          41,943
Pool #C90893, 5.50%, 4/1/25                                                       2,431,095       2,425,603
Pool #C90909, 5.50%, 7/1/25                                                       2,611,520       2,605,620
Pool #D62926, 6.50%, 8/1/25                                                          32,144          33,069
Pool #G00951, 6.00%, 7/1/28                                                         374,662         379,702
Pool #G01317, 7.00%, 10/1/31                                                        225,149         233,696
Pool #G01857, 5.00%, 10/1/33                                                      2,204,305       2,136,975
Pool #G01858, 5.00%, 7/1/34                                                       2,700,813       2,613,434
                                                                                                -----------
                                                                                                 11,525,608
                                                                                                -----------
Federal National Mortgage Association (20.3%)

Pool #253438, 8.50%, 9/1/30                                                          71,138          77,055
Pool #254693, 5.50%, 4/1/33                                                       5,868,631       5,818,345
Pool #329530, 7.00%, 12/1/25                                                        119,765         124,821
Pool #329655, 7.00%, 11/1/25                                                         51,624          53,804
Pool #356905, 5.89%, 10/1/36, (a)                                                   285,140         292,188
Pool #398958, 6.50%, 10/1/12                                                         92,772          95,300
Pool #535332, 8.50%, 4/1/30                                                          63,554          68,860
Pool #535440, 8.50%, 8/1/30                                                          72,862          78,923
Pool #535608, 9.50%, 4/1/30                                                         141,703         156,405
Pool #548965, 8.50%, 7/1/30                                                          62,496          67,695
Pool #568486, 7.00%, 1/1/31                                                          40,378          41,982
Pool #573752, 8.50%, 2/1/31                                                          59,646          64,608
Pool #575328, 6.50%, 4/1/31                                                          90,897          93,381
Pool #623129, 6.50%, 1/1/32                                                       1,036,250       1,064,562
Pool #725232, 5.00%, 3/1/34                                                       1,825,531       1,770,382
Pool #735224, 5.50%, 2/1/35                                                       3,753,802       3,721,638
Pool #781560, 4.49%, 10/1/34, (a)                                                 1,846,147       1,824,031
Pool #817347, 6.00%, 7/1/35                                                       2,557,810       2,583,842
Pool #827171, 6.00%, 6/1/35                                                       4,620,706       4,667,734
                                                                                                -----------
                                                                                                 22,665,556
                                                                                                -----------
Government National Mortgage Association (0.5%)

Pool #346406, 7.50%, 2/15/23                                                         77,539          82,182
Pool #412530, 7.50%, 12/15/25                                                       110,661         116,918
Pool #780804, 10.00%, 12/15/20                                                       91,641         101,644
Pool #780826, 9.50%, 5/15/18                                                         53,410          58,562
Pool #781300, 7.00%, 6/15/31                                                        203,631         213,912
                                                                                                -----------
                                                                                                    573,218
                                                                                                -----------
U.S. Treasury Bonds (1.2%)

5.375%, 2/15/31                                                                   1,205,000       1,326,535
                                                                                                -----------
U.S. Treasury Notes (5.7%)

3.875%, 9/15/10                                                                   1,170,000       1,139,333
4.00%, 2/15/15                                                                    5,465,000       5,246,400
                                                                                                -----------
                                                                                                  6,385,733
                                                                                                -----------

Total U.S. Government and Government Agency Obligations (Cost $42,601,139)                       42,476,650
                                                                                                -----------

Corporate Obligations (33.0%)
Auto Manufacturers (1.4%)

DaimlerChrysler North American Holdings, 4.05%, 6/4/08                            1,575,000       1,531,064
                                                                                                -----------
Banks (0.9%)

Sovereign Bank, 5.125%, 3/15/13                                                   1,075,000       1,048,432
                                                                                                -----------
Business Services (1.0%)

Xerox Corp., 9.75%, 1/15/09                                                       1,000,000       1,106,250
                                                                                                -----------
Chemicals (1.9%)

Nova Chemicals Corp., 7.00%, 5/15/06                                              1,200,000       1,204,500

Nova Chemicals Corp., 7.40%, 4/1/09                                                 900,000         918,000
                                                                                                -----------
                                                                                                  2,122,500
                                                                                                -----------
Colleges & Universities (1.1%)

Tulane University of Louisiana, 5.17%, 11/15/12, (a) (b)                          1,200,000       1,209,000
                                                                                                -----------
Electric (0.9%)

Progress Energy, Inc., 4.88%, 11/14/08, (a)                                       1,000,000       1,000,019
                                                                                                -----------
Finance (8.0%)

American General Finance Corp., 4.875%, 5/15/10                                   2,100,000       2,071,768

Ford Motor Credit Corp., 5.80%, 1/12/09                                           1,600,000       1,451,693

General Motors Acceptance Corp., 4.50%, 7/15/06 (e)                               1,250,000       1,237,691

General Motors Acceptance Corp., 4.375%, 12/10/07                                 1,900,000       1,751,764

Met Life Global Funding I, 4.50%, 5/5/10, (b)                                     1,500,000       1,465,131

Residential Capital Corp., 6.125%, 11/21/08                                       1,000,000       1,010,198
                                                                                                -----------
                                                                                                  8,988,245
                                                                                                -----------
Media (3.6%)

Comcast Corp., 6.50%, 11/15/35                                                    1,400,000       1,402,392
News America Inc., 6.40%, 12/15/35, (b)                                           1,300,000       1,294,543

Tribune Co., 4.875%, 8/15/10                                                      1,350,000       1,311,784
                                                                                                -----------
                                                                                                  4,008,719
                                                                                                -----------
Minerals (0.4%)

Vale Overseas Ltd., 6.25%, 1/11/16                                                  450,000         450,000
                                                                                                -----------
Pharmaceuticals (1.2%)

American Home Products, 6.95%, 3/15/11                                            1,250,000       1,345,063
                                                                                                -----------
Retail (3.4%)

Fred Meyer, Inc., 7.45%, 3/1/08                                                   1,500,000       1,560,228
May Department Stores Co., 6.65%, 7/15/24                                         2,200,000       2,293,005
                                                                                                -----------
                                                                                                  3,853,233
                                                                                                -----------
Telecommunications (8.5%)

AOL Time Warner, Inc., 7.70%, 5/1/32                                              1,500,000       1,682,726
AT&T, Inc., 5.10%, 9/15/14                                                        1,750,000       1,696,645
New Cingular Wireless Services, Inc., 8.75%, 3/1/31                                 650,000         851,771

Sprint Capital Corp., 8.75%, 3/15/32                                              1,000,000       1,307,722
Time Warner Entertainment Co., 8.375%, 3/15/23                                    1,300,000       1,505,660

Verizon Global Funding Corp., 7.75%, 12/1/30                                        850,000         987,417

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                                       1,400,000       1,396,864
                                                                                                -----------
                                                                                                  9,428,805
                                                                                                -----------
Transportation (0.7%)

Burlington Northern Santa Fe Railway Co., 7.57%, 1/2/21                             312,307         357,461

Union Pacific Corp., 6.85%, 1/2/19                                                  432,401         469,501
                                                                                                -----------
                                                                                                    826,962
                                                                                                -----------
Total Corporate Obligations (Cost $37,390,983)                                                   36,918,292
                                                                                                -----------

Collateralized Mortgage Obligations (20.4%)

Banc of America Commercial Mortgage,                                                675,000         722,145
Inc. Series 2000-2, Class A2, 7.20%, 5/15/10

Banc of America Commercial Mortgage,                                                900,000         896,202
Inc. Series 2005-6, Class AM, 5.18%, 9/10/47

Citigroup Mortgage Loan Trust, Inc.                                               1,185,160       1,177,503
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Commercial Mortgage Pass-Through                                                  1,219,749       1,219,694
Certificate Series 2005-FL11, Class A1,
4.62%, 11/15/17, (a) (b)

Countrywide Alternative Loan Trust                                                2,407,012       2,367,141
Series 2004-30CB, Class 3A1, 5.00%, 2/25/20

Countrywide Home Loans Series                                                     1,730,346       1,727,927
2005-HYB8, Class 2A1, 5.41%, 12/20/35, (a)

DLJ Mortgage Acceptance Corp. IO                                                    452,122           3,698
Series 1997-CF1, Class S, 0.91%,
5/15/30, (a) (b) (c)

Fannie Mae IO Series 2000-16, Class                                                  92,088           6,668
PS, 4.07%, 10/25/29, (a) (c)

Fannie Mae IO Series 2000-32, Class SV, 4.13%, 3/18/30, (a) (c)                      37,904           1,864

Fannie Mae IO Series 2001-4, Class SA, 3.08%, 2/17/31, (a) (c)                      328,184          15,980

Fannie Mae IO Series 270, Class 2, 8.50%, 9/1/23, (c)                                69,188          17,515

Fannie Mae IO Series 296, Class 2, 8.00%, 4/1/24, (c)                                78,357          19,459

Fannie Mae IO Series 306, Class IO, 8.00%, 5/1/30, (c)                              100,047          23,097

FHA Weyerhauser, 7.43%, 1/1/24, (d)                                                  34,518          34,518

First Union-Chase Commercial                                                        567,137         588,942
Mortgage Series 1999-C2, Class A2,
6.645%, 6/15/31

Freddie Mac IO Series 1534, Class K, 2.90%, 6/15/23, (a) (c)                        215,043          10,564

Freddie Mac IO Series 2141, Class SD,                                               156,245          13,836

3.68%, 4/15/29, (a) (c)

Freddie Mac IO Series 2247, Class SC, 3.03%, 8/15/30, (a) (c)                       107,476           4,825

Freddie Mac Series 2894, Class QA, 5.50%, 12/15/24                                3,863,077       3,897,517

Freddie Mac Series 2962, Class CJ, 5.50%, 11/15/23                                2,281,016       2,294,577

GMAC Commercial Mortgage                                                            150,317           1,082
Securities, Inc. IO Series 1996-C1, Class
X2, 5.30%, 10/15/28, (a) (c)

Government National Mortgage                                                         99,466           7,015
Association IO Series 1999-30, Class S,
4.13%, 8/16/29, (a) (c)

Government National Mortgage                                                        128,921           7,566
Association IO Series 1999-30, Class SA,
3.53%, 4/16/29, (a) (c)

Government National Mortgage                                                         40,962             825
Association IO Series 1999-32, Class SB,
3.53%, 7/16/27, (a) (c)

Greenwich Capital Commercial Funding                                              1,350,000       1,348,417
Corp. Series 2005-GG5, Class A2,
5.12%, 4/10/37

GS Mortgage Securities Corp. IO Series                                              366,048           4,101
1997-GL, Class X2, 0.87%, 7/13/30, (a) (c)

JP Morgan Chase Commercial Mortgage                                               1,280,000       1,279,535
Securities Corp. Series 2005-LDP5,
Class AM, 5.22%, 12/15/44

LB-UBS Commercial Mortgage Trust Series 2000-C3, Class A1, 7.95%, 7/15/09           208,835         213,375

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, 5.16%, 2/15/31         1,300,000       1,306,448

Morgan Stanley Capital I Series 2006-T21, Class A4, 5.16%, 10/12/52               1,480,000       1,488,087

Nomura Asset Acceptance Corp. Series 2006-AP1, Class A2, 5.515%, 2/25/36            750,000         749,991

PNC Mortgage Acceptance Corp. Series 2000-C2, Class A2, 7.30%, 10/12/33             600,000         645,029

Salomon Brothers Mortgage Securities                                                650,000         683,145
VII Series 2000-C3, Class A2, 6.59%, 12/18/33                                                   -----------

Total Collateralized Mortgage Obligations (Cost $22,874,244)                                     22,778,288
                                                                                                -----------

Asset Backed Securities (5.3%)

Asset Backed Funding Certificates Series 2003-AHL1, Class A1, 3.68%, 3/25/33      1,552,705       1,498,319

Capital Auto Receivables Asset Trust                                              1,450,000       1,429,346
Series 2003-2, Class A4A, 1.96%, 1/15/09

DaimlerChrysler Auto Trust Series 2004-C, Class A4, 3.28%, 12/8/09                1,500,000       1,456,457

DaimlerChrysler Auto Trust Series 2005-B, Class A3, 4.04%, 9/8/09                   950,000         938,732

Peco Energy Transition Trust Series 2000-A, Class A3, 7.625%, 3/1/10                600,000         643,765
                                                                                                -----------

Total Asset Backed Securities (Cost $6,000,887)                                                   5,966,619
                                                                                                -----------

Municipal Bonds (0.9%)
Environmental Services (0.9%)

Louisiana Local Government                                                          850,000         955,528
Environmental Facilities & Community                                                            -----------
Development, 6.30%, 7/1/30, (LOC
AMBAC)

Total Municipal Bonds (Cost $930,709)                                                               955,528
                                                                                                -----------

Investment Companies (5.1%)

HSBC Investor Money Market Fund Class Y Shares *                                  5,745,792       5,745,792
                                                                                                -----------

Total Investment Companies (Cost $5,745,792)                                                      5,745,792
                                                                                                -----------

Securities Held as Collateral for Securities on Loan (1.1%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                1,262,500       1,262,500
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $1,262,500)                                                          1,262,500
                                                                                                -----------

Total Investments (Cost $116,806,254) - 103.8%                                                  116,103,669
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on January 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e)   All or a portion of the security was on loan as of January 31, 2006.

*     Investment in affiliate.

AMBAC - American Municipal Bank Assurance Corp.
LOC - Letter of Credit

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Principal
                                                                                  Amount($)      Value($)
                                                                                -----------     -----------
Corporate Obligations (96.5%)
Advertising Services (1.0%)

R.H. Donnelley Corp., 6.875%, 1/15/13, Callable 1/15/09 @ 103.438 (a)                90,000          82,575
                                                                                                -----------
Aerospace/Defense - Equipment (1.2%)

DRS Technologies, Inc., 7.625%, 2/1/18, Callable 2/1/11 @ 103.813                   100,000         101,500
                                                                                                -----------
Building & Construction Products (1.6%)

Ply Gem Industries, Inc., 9.00%, 2/15/12, Callable 2/18/08 @ 104.50                 150,000         129,750
                                                                                                -----------
Cable Television (5.8%)

Cablevision Systems Corp., 8.00%, 4/15/12                                           250,000         238,125

Mediacom LLC, 7.875%, 2/15/11, Callable 02/15/06 @103.938                           250,000         236,250
                                                                                                -----------

                                                                                                    474,375
                                                                                                -----------
Chemicals (3.1%)

JohnsonDiversey, Inc., 9.625%, 5/15/12, Callable 5/15/07 @ 104.813                  250,000         253,750
                                                                                                -----------
Commercial Services (3.2%)

Iron Mountain, Inc., 8.625%, 4/1/13, Callable 4/1/06 @ 104.313                      250,000         260,625
                                                                                                -----------
Containers - Paper/Plastic (2.7%)

Solo Cup Co., 8.50%, 2/15/14, Callable 02/15/2009 @ 104.250                         250,000         220,625
                                                                                                -----------
Diversified Operations (1.3%)

Stripes Acquisition LLC/Susser Finance                                              100,000         103,500
Corp., 10.625%, 12/15/13, Callable                                                              -----------
12/15/2009 @ 105.313 (a)

Electric (2.0%)

AES Corp., 7.75%, 3/1/14                                                             60,000          63,300
CMS Energy Corp., 6.875%, 12/15/15                                                  100,000         101,000
                                                                                                -----------
                                                                                                    164,300
                                                                                                -----------
Energy (4.9%)

Massey Energy Co., 6.875%, 12/15/13, Callable 12/15/09 @ 103.44 (a)                 100,000         100,875

Mirant North America LLC, 7.375%,                                                    50,000          50,875
12/31/13, Callable 12/31/09 @ 103.688 (a)

Williams Cos., 6.375%, 10/1/10 (a)                                                  250,000         251,250
                                                                                                -----------
                                                                                                    403,000
                                                                                                -----------
Finance (10.7%)

Basell AF SCA, 8.375%, 8/15/15, Callable 8/15/10 @ 104.188 (a)                      250,000         249,688

CCM Merger, Inc., 8.00%, 8/1/13, Callable 8/1/09 @ 104 (a)                          250,000         243,750

Ford Motor Credit Co., 7.375%, 10/28/09                                             100,000          93,560

General Motors Accept Corp., 6.875%, 8/28/12                                        300,000         284,766
                                                                                                -----------
                                                                                                    871,764
                                                                                                -----------
Gambling (7.2%)

Greektown Holdings, 10.75%, 12/1/13, Callable 12/01/10 @ 105.375 (a)                100,000          99,500

Isle of Capri Casinos, Inc., 7.00%, 3/1/14, Callable 3/1/09 @ 103.50                250,000         245,313

Kerzner International Ltd., 6.75%, 10/1/15, Callable 10/1/10 @ 103.375              250,000         243,750
                                                                                                -----------

                                                                                                    588,563
                                                                                                -----------
Leisure (4.4%)

AMC Entertainment, Inc., 11.00%, 2/1/16, Callable 2/1/11 @ 105.50 (a)               100,000         100,000

K2, Inc., 7.375%, 7/1/14, Callable 7/1/09 @ 103.688                                 258,000         258,645
                                                                                                -----------

                                                                                                    358,645
                                                                                                -----------
Oil & Gas (13.8%)

Chaparral Energy, Inc., 8.50%, 12/1/15, Callable 12/01/10 @ 104.25 (a)              100,000         105,500

Chesapeake Energy Corp., 6.875%, 1/15/16, Callable 1/15/09 @ 103.438                250,000         255,000

Clayton Williams Energy, Inc., 7.75%, 8/1/13, Callable 08/01/2009 @ 103.875         100,000          98,375

Colorado Interstate Gas, 6.80%, 11/15/15, (a)                                       150,000         155,852

Compton Petroleum Finance Corp.,                                                    250,000         254,999
7.625%, 12/1/13, Callable 12/01/09 @
103.813 (a)

El Paso Production Holdings, 7.75%, 6/1/13, Callable 6/1/08 @ 103.875               150,000         158,625

Inergy LP/Inergy Finance, 8.25%, 3/1/16, Callable 3/1/11 @ 104.125 (a)              100,000         101,250
                                                                                                -----------

                                                                                                  1,129,601
                                                                                                -----------
Paper & Related Products (6.5%)

Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15                                  250,000         235,000

Exopac Holding Corp., 11.25%, 2/1/14, Callable 2/1/10 @ 105.625 (a)                  50,000          50,500

Georgia-Pacific Corp., 7.70%, 6/15/15                                               250,000         244,375
                                                                                                -----------
                                                                                                    529,875
                                                                                                -----------
Pharmacy Services (1.2%)

Omnicare, Inc., 6.75%, 12/15/13, Callable 12/15/09 @ 103.375                        100,000         100,000
                                                                                                -----------

Publishing (2.9%)

Morris Publishing, 7.00%, 8/1/13, Callable 8/1/08 @ 103.50                          250,000         233,125
                                                                                                -----------

Rental Auto/Equipment (1.3%)

Hertz Corp., 8.875%, 1/1/14, Callable 01/01/10 @ 104.44 (a)                         100,000         103,250
                                                                                                -----------
Research and testing services (0.6%)

Cie Gen Geophysique, 7.50%, 5/15/15, Callable 5/15/10 @ 103.75 (a)                   50,000          51,875
                                                                                                -----------

Retail (5.2%)

Landry's Restaurants, Inc., 7.50%, 12/15/14, Callable 12/15/09 @ 103.75             200,000         189,000

The Jean Coutu Group PJC, Inc., 8.50%, 8/1/14, Callable 8/1/09 @ 104.25             250,000         238,125
                                                                                                -----------

                                                                                                    427,125
                                                                                                -----------
Steel (4.2%)

AK Steel Corp., 7.75%, 6/15/12, Callable 6/15/07 @ 103.875                          200,000         195,000

Gibraltar Industries, Inc., 8.00%, 12/1/15, Callable 12/1/10 @ 104 (a)              150,000         150,375
                                                                                                -----------

                                                                                                    345,375
                                                                                                -----------
Telecommunications (8.7%)

Centennial Communications Corp.,                                                    100,000         103,500
10.00%, 1/1/13, Callable 01/01/09 @ 107.50 (a)

Cincinnati Bell, Inc., 8.375%, 1/15/14, Callable 1/15/09 @ 104.1885                 250,000         245,625

Insight Midwest L.P., 9.75%, 10/1/09, Callable 10/1/06 @ 101.625                    250,000         258,125

Wind Acquisition Financial SA,                                                      100,000         106,625
10.75%, 12/1/15, Callable 12/1/10 @ 105.375 (a)                                                 ------------

                                                                                                    713,875
                                                                                                -----------
Waste Disposal (3.0%)

Allied Waste North America, Inc.,                                                   250,000         241,875
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                                                     -----------

Total Corporate Obligations (Cost $7,828,374)                                                     7,888,948
                                                                                                -----------

                                                                                   Shares         Value($)
                                                                                -----------     -----------
Investment Companies (2.1%)

Investors Bank Trust Cash Reserve                                                   169,692         169,692
                                                                                                -----------
Total Investment Companies (Cost $169,692)                                                          169,692
                                                                                                -----------

Total Investments (Cost $7,998,066) - 98.6%                                                       8,058,640
                                                                                                ===========

------------
Percentages indicated are based on net assets of at January 31, 2006

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                   Shares         Value($)
                                                                                -----------     -----------
Common Stocks (97.3%)
Aerospace & Defense (2.9%)

General Dynamics Corp.                                                               10,650       1,239,234
The Boeing Co.                                                                        5,600         382,536
                                                                                                -----------
                                                                                                  1,621,770
                                                                                                -----------
Business Services (2.5%)

Paychex, Inc.                                                                        37,800       1,374,030
                                                                                                -----------
Chemicals (3.0%)

Monsanto Co.                                                                         19,650       1,662,587
                                                                                                -----------
Computer Software (9.3%)

Adobe Systems, Inc.                                                                  28,200       1,120,103
AutoDesk, Inc.                                                                        7,250         294,278
Automatic Data Processing, Inc.                                                      15,400         676,676
CheckFree Corp. (a)                                                                  15,200         787,664
Microsoft Corp.                                                                      50,550       1,422,982
SAP AG ADR                                                                           16,100         827,057
                                                                                                -----------
                                                                                                  5,128,760
                                                                                                -----------
Computers (2.8%)

Apple Computer, Inc. (a)                                                             20,350       1,536,629
                                                                                                -----------
Consumer Products (4.9%)

Colgate-Palmolive Co.                                                                 9,650         529,689
Harman International Industries, Inc.                                                 5,450         599,500
PepsiCo, Inc.                                                                         8,900         508,902
The Procter & Gamble Co.                                                             17,950       1,063,178
                                                                                                -----------
                                                                                                  2,701,269
                                                                                                -----------
Diversified Manufacturing Operations (3.9%)

Caterpillar, Inc.                                                                    12,650         858,935
General Electric Co.                                                                 39,962       1,308,756
                                                                                                -----------
                                                                                                  2,167,691
                                                                                                -----------
Electronic Components & Semiconductors (3.9%)

Broadcom Corp. (a)                                                                   11,000         750,200
Maxim Integrated Products, Inc.                                                      11,400         467,856
Microchip Technology, Inc.                                                           25,150         943,377
                                                                                                -----------
                                                                                                  2,161,433
                                                                                                -----------
Financial Services (15.2%)

Franklin Resources, Inc.                                                             12,600       1,241,099
Goldman Sachs Group, Inc.                                                             3,850         543,813
Legg Mason, Inc.                                                                     17,000       2,204,899
Moody's Corp.                                                                        10,050         636,366
Morningstar, Inc. (a)                                                                   350          13,486
Robert Half International, Inc.                                                      22,650         827,405
SLM Corp.                                                                            43,050       2,409,077
The Chicago Mercantile Exchange Holdings, Inc.                                        1,150         486,738
                                                                                                -----------

                                                                                                  8,362,883
                                                                                                -----------
Health Care (10.5%)

Alcon, Inc.                                                                          10,250       1,311,180

DENTSPLY International, Inc.                                                          9,300         499,410
Medtronic, Inc.                                                                      21,450       1,211,282
Stryker Corp.                                                                        11,850         591,315
UnitedHealth Group, Inc.                                                             36,500       2,168,829
                                                                                                -----------
                                                                                                  5,782,016
                                                                                                -----------
Hotels & Lodging (2.2%)

Las Vegas Sands Corp. (a)                                                            15,800         811,330
Starwood Hotels & Resorts Worldwide, Inc.                                             6,750         410,468
                                                                                                -----------
                                                                                                  1,221,798
                                                                                                -----------
Insurance (0.9%)

AFLAC, Inc.                                                                          11,100         521,145
                                                                                                -----------
Internet Related (6.5%)

eBay, Inc. (a)                                                                       11,800         508,580
Google, Inc., Class A (a)                                                             6,050       2,621,163
Yahoo!, Inc. (a)                                                                     13,850         475,609
                                                                                                -----------
                                                                                                  3,605,352
                                                                                                -----------
Oil & Gas (10.4%)

Baker Hughes, Inc.                                                                   16,150       1,250,656
Schlumberger Ltd.                                                                    18,200       2,319,589
Smith International, Inc.                                                            48,200       2,169,000
                                                                                                -----------
                                                                                                  5,739,245
                                                                                                -----------
Pharmaceuticals (9.0%)

Allergan, Inc.                                                                        5,400         628,560
Amgen, Inc. (a)                                                                       6,450         470,141
Genentech, Inc. (a)                                                                  20,929       1,798,219
Gilead Sciences, Inc. (a)                                                            21,800       1,326,966
Johnson & Johnson                                                                    13,050         750,897
                                                                                                -----------
                                                                                                  4,974,783
                                                                                                -----------
Retail (6.3%)

Best Buy Co., Inc.                                                                    9,875         500,268
Home Depot, Inc.                                                                     20,750         841,413
Staples, Inc.                                                                        17,825         422,631
Walgreen Co.                                                                         40,017       1,731,935
                                                                                                -----------
                                                                                                  3,496,247
                                                                                                -----------
Telecommunications (1.1%)

QUALCOMM, Inc.                                                                       13,200         633,072
                                                                                                -----------
Transportation (2.0%)

Expeditors International of Washington, Inc.                                         14,900       1,095,746
                                                                                                -----------

Total Common Stocks (Cost $43,091,124)                                                           53,786,456
                                                                                                -----------
Investment Companies (2.9%)

HSBC Investor Money Market Fund Class Y Shares *                                  1,606,459       1,606,459
                                                                                                -----------

Total Investment Companies (Cost $1,606,459)                                                      1,606,459
                                                                                                -----------

Total Investments (Cost $44,697,583) - 100.2%                                                    55,392,915
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

*     Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                   Shares         Value($)
                                                                                -----------     -----------
Common Stocks (99.1%)
Aerospace & Defense (7.9%)

Lockheed Martin Corp.                                                                24,600       1,664,190
Northrop Grumman Corp.                                                               28,600       1,776,918
Raytheon Co.                                                                         28,300       1,159,451
                                                                                                -----------
                                                                                                  4,600,559
                                                                                                -----------
Banking (4.6%)

Bank of America Corp.                                                                23,600       1,043,828
Wells Fargo & Co.                                                                    25,800       1,608,888
                                                                                                -----------
                                                                                                  2,652,716
                                                                                                -----------
Business Services (2.4%)

Pitney Bowes, Inc.                                                                   32,100       1,371,954
                                                                                                -----------
Computer Software (6.7%)

Computer Associates International, Inc.                                              87,100       2,377,830
Microsoft Corp.                                                                      54,300       1,528,545
                                                                                                -----------
                                                                                                  3,906,375
                                                                                                -----------
Conglomerates (1.9%)

Loews Corp.                                                                          11,200       1,105,328
                                                                                                -----------
Consumer Products (7.5%)

Altria Group, Inc.                                                                   29,200       2,112,328
Kimberly-Clark Corp.                                                                 31,000       1,770,720
Tyson Foods, Inc. - Class A                                                          34,200         490,086
                                                                                                -----------
                                                                                                  4,373,134
                                                                                                -----------
Diversified Manufacturing Operations (2.0%)

Ingersoll-Rand Co., Class A                                                          29,800       1,170,246
                                                                                                -----------
Electronic Components & Semiconductors (1.4%)

Agilent Technologies, Inc. (a)                                                       24,564         832,965
                                                                                                -----------
Financial Services (17.4%)

Citigroup, Inc.                                                                      36,707       1,709,812
Countrywide Financial Corp.                                                          76,600       2,561,503
Fannie Mae                                                                           44,000       2,549,360
Genworth Financial, Inc., Class A                                                    28,000         917,280
J.P. Morgan Chase & Co.                                                              39,150       1,556,213
MGIC Investment Corp.                                                                11,800         778,918
                                                                                                -----------
                                                                                                 10,073,086
                                                                                                -----------
Gas & Electric Utility (1.4%)

Dominion Resources, Inc.                                                             11,000         830,830
                                                                                                -----------
Insurance (8.0%)
Aetna, Inc.                                                                          12,400       1,200,320
AON Corp.                                                                            26,900         920,518
Radian Group, Inc.                                                                   21,400       1,224,722
The Hartford Financial Services Group, Inc.                                          15,700       1,291,011
                                                                                                -----------
                                                                                                  4,636,571
                                                                                                -----------
Media (6.4%)

CBS Corp., Class B                                                                   33,050         863,597
Liberty Media Corp., Class A (a)                                                    100,350         838,926

Viacom, Inc., Class B (a)                                                            48,000       1,991,040
                                                                                                -----------
                                                                                                  3,693,563
                                                                                                -----------
Metals & Mining (6.4%)

Barrick Gold Corp.                                                                   62,700       1,972,542
POSCO ADR                                                                            11,800         677,202
Rio Tinto PLC ADR                                                                     5,300       1,086,553
                                                                                                -----------
                                                                                                  3,736,297
                                                                                                -----------
Oil & Gas (13.9%)

Burlington Resources, Inc.                                                            9,500         866,970
ConocoPhillips                                                                       11,582         749,355
Kerr-McGee Corp.                                                                     33,589       3,707,890
Noble Energy, Inc.                                                                   59,000       2,730,520
                                                                                                -----------
                                                                                                  8,054,735
                                                                                                -----------
Paper Products (1.5%)

International Paper Co.                                                              26,800         874,484
                                                                                                -----------
Telecommunications (7.2%)

AT&T, Inc.                                                                           44,900       1,165,155
BellSouth Corp.                                                                      21,050         605,609
Comcast Corp. Special Class A (a)                                                    21,500         595,980
Motorola, Inc.                                                                       47,900       1,087,809
Sprint Nextel Corp.                                                                  30,600         700,434
                                                                                                -----------
                                                                                                  4,154,987
                                                                                                -----------
Transportation (2.5%)

Union Pacific Corp.                                                                  16,700       1,477,282
                                                                                                -----------
Total Common Stocks (Cost $46,654,752)                                                           57,545,112
                                                                                                -----------
Investment Companies (0.9%)

HSBC Investor Money Market Fund Class Y Shares *                                    502,626         502,626
                                                                                                -----------

Total Investment Companies (Cost $502,626)                                                          502,626
                                                                                                -----------

Total Investments (Cost $47,157,378) - 100.0%                                                    58,047,738
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006

(a) Represents non-income producing security.

* Investment in affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                 Shares or
                                                                                Principal($)      Value($)
                                                                                -----------     -----------
Common Stocks (97.3%)
Australia (1.0%)

BlueScope Steel, Ltd.                                                                96,800         574,522
Macquarie Airports                                                                  699,400       1,648,753
Macquarie Infrastructure Group                                                      154,500         413,402
                                                                                                -----------
                                                                                                  2,636,677
                                                                                                -----------
Austria (0.5%)

Omv AG                                                                               20,500       1,448,363
                                                                                                -----------
Belgium (1.8%)

Delhaize Group                                                                       51,900       3,562,784
KBC Bankverzekeringsholding                                                          11,300       1,134,737
                                                                                                -----------
                                                                                                  4,697,521
                                                                                                -----------
Brazil (2.0%)

Braskem SA-Pref                                                                      40,000         307,915
Gerdau SA ADR                                                                        50,100       1,092,180
Petroleo Brasileiro SA ADR                                                           27,700       2,387,740
Unibanco ADR                                                                          8,100         682,182
Usinas Siderurgicas de Minas Gerais SA                                               30,200         987,681
                                                                                                -----------
                                                                                                  5,457,698
                                                                                                -----------
Canada (3.1%)

Canadian Natural Resources                                                           43,400       2,690,586
EnCana Corp.                                                                         30,000       1,494,995
IPSCO, Inc.                                                                           8,900         826,462
Nexen, Inc.                                                                          20,000       1,145,065
Teck Cominco Ltd., B shares                                                          32,300       2,083,844
                                                                                                -----------
                                                                                                  8,240,952
                                                                                                -----------
China (0.1%)

China Petroleum & Chemical Corp.                                                    592,000         360,580
                                                                                                -----------
Finland (0.6%)

Sampo OYJ, Class A                                                                   77,000       1,500,614
                                                                                                -----------
France (10.7%)

Assurances Generales de France                                                       36,800       3,809,441
BNP Paribas SA                                                                       15,800       1,409,052
Credit Agricole SA                                                                   75,900       2,678,932
Renault SA                                                                           55,300       5,220,594
Sanofi-Aventis                                                                       57,800       5,298,596
Societe Generale                                                                     33,700       4,450,750
Thomson SA                                                                           58,900       1,207,985
Total SA, B Shares                                                                   16,400       4,527,161
                                                                                                -----------
                                                                                                 28,602,511
                                                                                                -----------
Germany (7.9%)

Continental AG                                                                       51,400       5,000,422
E.ON AG                                                                              41,000       4,587,935
Fresenius Medical Care AG                                                            22,800       2,426,681
MAN AG                                                                               66,000       3,788,956
Muenchener                                                                           28,600       3,884,916
Rueckversicherungs-Gesellschaft AG
RWE AG                                                                               16,420       1,354,618
                                                                                                -----------

                                                                                                 21,043,528
                                                                                                -----------
Hungary (0.4%)

MOL Magyar Olaj - es Gazipari Rt. GDR                                                 9,600         998,400
                                                                                                -----------

Israel (0.5%)

Bank Hapoalim BM                                                                    286,600       1,317,772
                                                                                                -----------
Italy (1.9%)

Buzzi Unicem SpA                                                                      5,800         108,312
ENI SpA                                                                             166,500       5,033,133
                                                                                                -----------
                                                                                                  5,141,445
                                                                                                -----------
Japan (22.5%)

Canon, Inc.                                                                          89,300       5,390,433
East Japan Railway Co.                                                                  102         708,756
Hitachi, Ltd.                                                                       144,000       1,015,330
Honda Motor Co., Ltd.                                                                23,500       1,334,385
ITOCHU Corp.                                                                        317,000       2,691,892
Japan Tobacco, Inc.                                                                     240       3,724,103
JFE Holdings, Inc.                                                                  140,100       5,028,741
Kobe Steel, Ltd.                                                                    958,000       3,283,451
Kyocera Corp.                                                                        11,400       1,015,688
Mitsubishi UFJ Financial Group, Inc.                                                     87       1,253,560
Mitsui Chemicals, Inc.                                                              310,000       2,344,360
Mitsui O.S.K. Lines, Ltd.                                                             5,000          45,315
Nippon Mining Holdings, Inc.                                                        360,000       2,955,751
Nissan Motor Co., Ltd.                                                              225,100       2,533,311
ORIX Corp.                                                                           19,300       4,994,075
Sanyo Shinpan Finance Co., Ltd.                                                      26,900       1,678,813
Sega Sammy Holdings, Inc.                                                            19,600         703,521
Sony Corp.                                                                           12,510         607,955
Sumitomo Metal Industries, Ltd.                                                     294,000       1,193,145
Sumitomo Mitsui Financial Group, Inc.                                                   598       6,984,908
The Tokyo Electric Power Co., Inc.                                                   90,600       2,278,711
Tokyo Gas Co., Ltd.                                                                 529,000       2,458,053
Toyota Motor Corp.                                                                   82,100       4,255,844
UNY Co., Ltd.                                                                        90,000       1,409,583
                                                                                                -----------
                                                                                                 59,889,684
                                                                                                -----------
Luxembourg (2.8%)

Arcelor                                                                             211,180       7,415,226
                                                                                                -----------
Netherlands (4.6%)

ABN AMRO Holding NV                                                                  44,453       1,234,130
European Aeronautic Defence and Space Co.                                            79,660       3,121,360

ING Groep NV                                                                        190,468       6,796,726
Royal Dutch Shell plc, A Shares                                                      33,600       1,143,882
                                                                                                -----------
                                                                                                 12,296,098
                                                                                                -----------
Phillipines (0.3%)

Philippine Long Distance Telephone Co.                                               21,000         748,991
                                                                                                -----------
Singapore (1.9%)

Flextronics International Ltd. (a)                                                  162,400       1,698,704
Singapore Telecommunications Ltd.                                                 2,104,630       3,296,190
                                                                                                -----------
                                                                                                  4,994,894
                                                                                                -----------
South Africa (0.8%)

Sanlam Ltd.                                                                         554,040       1,474,509
Telkom South Africa Ltd.                                                             28,000         689,644
                                                                                                -----------
                                                                                                  2,164,153
                                                                                                -----------

South Korea (2.2%)

Hyundai Motor Co.                                                                     1,190         107,610
Industrial Bank of Korea GDR (a)                                                     88,300       1,388,959
Kookmin Bank ADR (a)                                                                 14,600       1,164,204
POSCO ADR                                                                            29,000       1,664,309
Shinhan Financial Group Co., Ltd. ADR                                                19,450       1,656,946
                                                                                                -----------

                                                                                                  5,982,028
                                                                                                -----------
Spain (3.3%)

Endesa SA                                                                           155,800       4,486,313
Repsol YPF SA                                                                       155,000       4,201,507
                                                                                                -----------
                                                                                                  8,687,820
                                                                                                -----------
Switzerland (1.9%)

Credit Suisse Group                                                                  81,100       4,736,808
Micronas Semiconductor Holding AG (a)                                                11,600         394,805
                                                                                                -----------

                                                                                                  5,131,613
                                                                                                -----------
Taiwan (1.1%)

China Steel Corp. GDR                                                                36,470         630,931
Compal Electronics, Inc. GDR                                                        222,840       1,087,459
Gigabyte Technology Co., Ltd.                                                       270,112         235,137
Taiwan Semiconductor Manufacturing Co., Ltd.                                        491,141         976,592
                                                                                                -----------

                                                                                                  2,930,119
                                                                                                -----------
Thailand (0.3%)

PTT Public Company Ltd. plc                                                         121,400         692,467
                                                                                                -----------
United Kingdom (25.1%)

AstraZeneca plc                                                                      32,100       1,554,239
Aviva plc                                                                           346,270       4,437,859
Barclays plc                                                                        410,200       4,385,254
BHP Billiton plc                                                                     47,100         870,066
BP Amoco plc                                                                        410,200       4,932,498
British Aerospace plc                                                               485,500       3,601,222
British American Tobacco plc                                                        110,300       2,485,860
Friends Provident plc                                                               782,500       2,797,725
George Wimpey plc                                                                   244,600       2,237,460
Glaxosmithkline plc                                                                  50,900       1,301,971
HBOS plc                                                                            260,121       4,573,795
Intercontinental Hotels Group plc                                                    66,014       1,016,901
International Power plc                                                             300,000       1,447,490
Mitchells & Butlers plc                                                             119,800         867,313
Punch Taverns plc                                                                   185,000       2,849,799
Royal & Sun Alliance Insurance Group plc                                            736,000       1,643,032
Royal Bank of Scotland Group plc                                                    169,100       5,233,804
Royal Dutch Shell plc, B Shares                                                      45,973       1,648,610
Sainsbury plc                                                                       410,062       2,195,536
Tate & Lyle plc                                                                     235,000       2,407,770
Taylor Woodrow plc                                                                  361,600       2,508,520
Trinity Mirror plc                                                                  145,600       1,585,030
Vodafone Group plc                                                                1,807,153       3,793,163
Whitbread plc                                                                       145,200       2,744,228
Xstrata plc                                                                         146,000       4,095,521
                                                                                                -----------
                                                                                                 67,214,666
                                                                                                -----------
Total Common Stocks (Cost $187,069,695)                                                         259,593,820
                                                                                                -----------

Repurchase Agreements (0.7%)

Investors Bank & Trust, 3.01%, purchased on                                       1,733,467       1,733,467
01/31/06, due 02/01/06, with a maturity                                                          -----------
value of $1,733,612 (collateralized fully by
various U.S. Government Obligations)

Total Repurchase Agreements (Cost $1,733,467)                                                     1,733,467
                                                                                                -----------
Rights & Warrants (0.0%)

TI Automotive Ltd., Class A (a) (b)                                                 190,000               0
                                                                                                -----------
Total Rights & Warrants (Cost $0)                                                                         0
                                                                                                -----------

Total Investments (Cost $188,803,162) - 98.0%                                                   261,327,287
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

(b)   Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


The HSBC Investor International Equity Portfolios invested in the following industries as of January 31, 2006:

Industry                                          Percent of Net Assets
--------                                          ---------------------
Aerospace & Defense                                        2.5%
Automotive                                                 6.9%
Banking & Financial Services                              21.7%
Building & Construction                                    1.8%
Chemicals                                                  1.0%
Computer Related                                           0.5%
Drugs - Medical                                            4.0%
Electrical                                                 3.1%
Electronic Components & Semiconductors                     2.1%
Energy                                                     0.5%
Food & Beverage                                            0.8%
Insurance                                                  7.3%
Leisure                                                    1.4%
Manufacturing                                              5.6%
Metals & Mining                                           11.2%
Multimedia                                                 1.0%
Oil & Gas                                                 16.0%
Retail                                                     3.3%
Telecommunications                                         3.2%
Tobacco                                                    2.3%
Transportation Services                                    1.1%
Other                                                      0.7%
                                                 ----------------------
Total Investments                                         98.0%
                                                 ======================




See notes to Schedules of Portfolio Investments.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                   Shares         Value($)
                                                                                -----------     -----------
Common Stocks (100.3%)
Advertising (2.1%)

Monster Worldwide, Inc. (a)                                                         115,100       4,910,166
                                                                                                -----------
Banking (3.7%)

East West Bancorp, Inc.                                                             108,700       4,012,117
Wintrust Financial Corp.                                                             92,500       4,967,250
                                                                                                -----------
                                                                                                  8,979,367
                                                                                                -----------
Biotechnology (2.5%)

Celgene Corp. (a)                                                                    85,600       6,090,440
                                                                                                -----------
Commercial Services (3.8%)

Alliance Data Systems Corp. (a)                                                     119,400       5,044,650
Schawk, Inc., Class A                                                                67,500       1,485,000
Sotheby's Holdings, Inc. (a)                                                        128,000       2,545,920
                                                                                                -----------
                                                                                                  9,075,570
                                                                                                -----------
Computer Software (9.0%)

CheckFree Corp. (a)                                                                  58,500       3,031,470
Mercury Interactive Corp. (a)                                                        80,400       2,793,900
Satyam Computer Services Ltd. ADR                                                    83,600       3,277,120
Sina Corp. (a)                                                                       89,500       2,082,665
SRA International, Inc., Class A (a)                                                152,900       4,856,104
Transaction Systems Architects, Inc., Class A (a)                                   168,500       5,558,815
                                                                                                -----------

                                                                                                 21,600,074
                                                                                                -----------
Consulting Services (1.0%)

LECG Corp. (a)                                                                       22,200         372,516
Resources Connection, Inc. (a)                                                       74,500       2,025,655
                                                                                                -----------
                                                                                                  2,398,171
                                                                                                -----------
Diversified Manufacturing Operations (8.4%)

Actuant Corp., Class A                                                               61,900       3,543,775
AMETEK, Inc.                                                                        161,500       6,644,110
AptarGroup, Inc.                                                                     42,700       2,409,988
IDEX Corp.                                                                          136,100       6,260,600
The Stanley Works                                                                    24,000       1,176,960
                                                                                                -----------
                                                                                                 20,035,433
                                                                                                -----------
Electronic Components & Semiconductors (10.4%)

Advanced Analogic Technologies, Inc. (a)                                             89,200       1,329,080
Amphenol Corp., Class A                                                              53,100       2,699,073
ATMI, Inc. (a)                                                                      105,600       3,548,160
Cognos, Inc. (a)                                                                    101,100       3,851,910
Power Integrations, Inc. (a)                                                        129,800       3,438,402
Thermo Electron Corp. (a)                                                           182,800       6,149,392
Varian Semiconductor Equipment Associates, Inc. (a)                                  77,700       3,848,481
                                                                                                -----------

                                                                                                 24,864,498
                                                                                                -----------
Environmental Services (5.1%)

Pioneer Natural Resources Co.                                                        55,700       2,957,670
Republic Services, Inc., Class A                                                    147,700       5,590,445

Waste Connections, Inc. (a)                                                         105,900       3,700,146
                                                                                                -----------
                                                                                                 12,248,261
                                                                                                -----------
Financial Services (2.4%)

Affiliated Managers Group, Inc. (a)                                                  60,900       5,651,520
                                                                                                -----------
Health Care (11.9%)

Advanced Medical Optics, Inc. (a)                                                   108,600       4,841,388
Amylin Pharmaceuticals Inc. (a) (b)                                                  61,800       2,620,320
Charles River Laboratories International, Inc. (a)                                   44,600       2,057,398
CYTYC Corp. (a)                                                                     122,600       3,690,260
Manor Care, Inc.                                                                    156,400       6,115,240
Omnicare, Inc.                                                                      150,100       7,459,970
Respironics, Inc. (a)                                                                46,400       1,671,792
                                                                                                -----------
                                                                                                 28,456,368
                                                                                                -----------
Hospitals (1.7%)

Triad Hospitals, Inc. (a)                                                           100,800       4,138,848
                                                                                                -----------
Media (2.0%)

Meredith Corp.                                                                       89,000       4,873,640
                                                                                                -----------
Oil & Gas (15.1%)

Chesapeake Energy Corp.                                                             144,700       5,070,288
Consol Energy, Inc.                                                                  73,900       5,387,310
Denbury Resources, Inc. (a)                                                         194,900       5,802,173
Massey Energy Co.                                                                   181,400       7,482,750
Peabody Energy Corp.                                                                 66,600       6,627,366
Smith International, Inc.                                                           126,800       5,706,000
                                                                                                -----------
                                                                                                 36,075,887
                                                                                                -----------
Pharmaceuticals (6.9%)

Elan Corp. plc ADR (a)                                                              540,000       8,591,400
OSI Pharmaceuticals, Inc. (a) (b)                                                   213,900       6,023,424
Santarus, Inc. (a) (b)                                                              323,700       2,029,599
                                                                                                -----------
                                                                                                 16,644,423
                                                                                                -----------
Real Estate (2.2%)

Northstar Realty Finance Corp.                                                       62,100         681,237
The Mills Corp.                                                                     113,100       4,687,995
                                                                                                -----------
                                                                                                  5,369,232
                                                                                                -----------
Retail (6.5%)

Advance Auto Parts, Inc. (a)                                                         86,500       3,768,805
Dick's Sporting Goods, Inc. (a) (b)                                                  73,100       2,687,887
P.F. Chang's China Bistro, Inc. (a) (b)                                              40,300       2,065,778
Talbots, Inc.                                                                       133,200       3,712,284
Williams-Sonoma, Inc. (a)                                                            83,100       3,305,718
                                                                                                -----------
                                                                                                 15,540,472
                                                                                                -----------
Telecommunications (3.5%)

Polycom, Inc. (a)                                                                   288,200       5,585,316
Scientific-Atlanta, Inc.                                                             65,000       2,779,400
                                                                                                -----------
                                                                                                  8,364,716
                                                                                                -----------
Transportation (2.1%)

J.B. Hunt Transport Services, Inc.                                                  208,800       4,969,440
                                                                                                -----------
Total Common Stocks (Cost $180,956,051)                                                         240,286,526
                                                                                                -----------

Investment Companies (0.9%)

HSBC Investor Money Market Fund Class Y Shares *                                  2,121,045       2,121,045
                                                                                                -----------
Total Investment Companies (Cost $2,121,045)                                                      2,121,045
                                                                                                -----------

                                                                                 Principal
                                                                                 Amount($)
                                                                                -----------
Securities Held as Collateral for Securities on Loan (3.7%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                                8,895,200       8,895,200
                                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $8,895,200)                                                          8,895,200
                                                                                                -----------

Total Investments (Cost $191,972,296) - 104.9%                                                  251,302,771
                                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

(b)   All or portion of security was on loan as of January 31, 2006.

*     Investment in affiliate.

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)         January 31, 2006

      1.    Organization:

The HSBC Investor Portfolios (the "Portfolio Trust"), is a registered open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following (individually a "Portfolio," collectively the "Portfolios"):

Portfolio                                          Short Name
---------                                          ----------
HSBC Investor Limited Maturity Portfolio           Limited Maturity Portfolio
HSBC Investor Fixed Income Portfolio               Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio    High Yield Fixed Income Portfolio
HSBC Investor Growth Portfolio                     Growth Portfolio
HSBC Investor Value Portfolio                      Value Portfolio
HSBC Investor International Equity Portfolio       International Equity Portfolio
HSBC Investor Small Cap Equity Portfolio           Small Cap Equity Portfolio

The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

      2.    Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Investments in other investment companies are priced at Net Asset Value as reported by such companies. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Portfolios'
Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Securities Transactions:

Changes in holdings of securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, securities are reflected as of the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio and the High Yield Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee. When a Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and maybe deemed liquid by the investment manager based on procedures established by the Board of Trustees. Not all restricted securities are considered illiquid. At January 31, 2006, the Fixed Income Portfolio held restricted securities that were illiquid as follows:


                                                    Acquisition    Principal
   Security Name                 Acquisition Date     Cost ($)     Amount ($)   Value ($)
   -------------                 ----------------   -----------   -----------   ---------
Fixed Income Portfolio
FHA Weyerhauser, 7.43%, 1/1/24       3/28/2002         32,620        34,518       34,518

Security Loans:

To generate additional income, the Portfolios may lend up to 33 1/3%, except for Small Cap Equity Portfolio which may lend up to 30%, of their respective assets pursuant to agreements requiring the loans to be collateralized by cash, , U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ("HSBC") acts as the securities lending agent for this activity. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily and adjusted, if needed, to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of January 31, 2006, the following Portfolios had collateral and loaned securities as follows:

                                                                       Value of
                                                     Value of           Loaned
Portfolio                                           Collateral        Securities
---------                                           ----------        ----------
Limited Maturity Portfolio                          $  252,500        $  247,538
Fixed Income Portfolio                               1,262,500         1,237,691
Small Cap Equity Portfolio                           8,895,200         8,565,175

The cash collateral received by the Portfolios was invested in a pooled account managed by HSBC,, and at January 31, 2006, the pooled account consisted of the following:

                                                             Market     Maturity   Maturity
Security Type                    Security Name               Value        Rate       Date
-------------          --------------------------------   -----------   --------   --------
Repurchase Agreement   BNP Paribas                        $25,003,076      4.43%   02/01/06
Repurchase Agreement   Credit Suisse First Boston, Inc.    32,478,216      4.44%   02/01/06

Federal Income Tax Information:

At January 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                   Net Unrealized
                                                  Tax Unrealized   Tax Unrealized   Appreciation
Portfolio Name                        Tax Cost     Appreciation     Depreciation   (Depreciation)
--------------                      -----------   --------------   -------------   --------------
Limited Maturity Portfolio         $ 26,632,923    $    32,952     $  (223,455)     $  (190,503)
Fixed Income Portfolio              116,871,662        390,683      (1,158,676)        (767,993)
High Yield Fixed Income Portfolio     7,998,066         93,296         (32,722)          60,574
Growth Portfolio                     44,869,999     10,943,893        (420,977)      10,522,916
Value Portfolio                      47,201,580     11,976,190      (1,130,032)      10,846,158
International Equity Portfolio      189,119,420     74,494,631      (2,286,764)      72,207,867
Small Cap Equity Portfolio          193,176,142     60,855,518      (2,728,889)      58,126,629

      3.    Subsequent Event:

On February 28, 2006, the following Portfolios changed their names as follows.

Portfolio Name as of January 31, 2006        New Portfolio Name
-------------------------------------        ------------------
HSBC Investor Limited Maturity Portfolio     HSBC Investor Intermediate Duration Fixed Income Portfolio
HSBC Investor Fixed Income Portfolio         HSBC Investor Core Plus Fixed Income Portfolio

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Portfolios

By /s/ Richard A. Fabietti
   ------------------------
        Richard A. Fabietti
        President

Date March 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   ------------------------
        Richard A. Fabietti
        President

Date March 30, 2006

By /s/ Troy A. Sheets
   -------------------
        Troy A. Sheets
        Treasurer

Date March 30, 2006